Income Taxes - Schedule of Deferred Tax Asset (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset (liability) related to:
Property, plant & equipment	$ (143,797)	$ (146,895)
Corporate non-capital tax losses carried forward	285,423	293,561
Risk management contracts	(2,534)	57
Share issuance costs	1,875	1,913
Long-term debt and issuance costs	5,189	4,538
Deferred tax asset	146,156	153,174
Change in tax asset recognized as:
Deferred tax expense (recovery)	7,819	(84,879)
Share issuance costs - equity	$ (801)